3. INVESTMENT SECURITIES: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - US States and Political Subdivisions Debt Securities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 920,927	$ 1,206,656
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(1,022)	(18,941)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	986,642
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	$ 0	$ (5,151)